Angel Oak Mortgage Trust 2020-4 ABS-15G

Exhibit 99.11

Client Name:
Client Project Name:	AOMT 2020-4
Start - End Dates:	1/14/2018 - 4/11/2019
Deal Loan Count:	2

Rating Agency ATR QM Data Fields

Loans in Report:	2
Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
202004004	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4285	XXXXXX	9.0383	Retired	Retired	U.S. Citizen	U.S. Citizen	Yes	3063.87
202004002	ATR/QM: Not Applicable	No	Yes	XXXXXX	XXXXXX	No	No	5217.68	XXXXXX	7.0542	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	0